Other Assets - Summary of Other Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Other Assets [Abstract]
Employees loans	[1]	R$ 6,356	R$ 638
Sundry advances		192	288
Advances to projects in progress	[2]	9,774	2,784
Other prepayments		155	365
Related parties receivables	[3]	253	265
Guarantee deposits	[4]	523	1,525
Sublease receivables		0	252
Others		293	87
Other assets		17,546	6,204
Current		16,481	4,193
Non-current		R$ 1,065	R$ 2,011

[1]	Refers to amounts receivable from employees.
[2]	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.
[3]	Refers to an intercompany transaction. See note 20 for more details.
[4]	Refers to the security deposit of a lease.